Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives	The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:
Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

Schedule of Revenue Disaggregated by Timing of Revenue Recognition

Revenue disaggregated by timing of revenue recognition for the years ended November 30, 2025, 2024 and 2023 is disclosed in the table below:

	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Over time
Financial PR services	15,427,899	10,432,198	10,543,318	1,353,964
Project-based Financial PR services	2,607,555	7,490,660	5,794,221	744,089
Point in time
One-off Financial PR services	2,503,764	2,363,732	2,143,610	275,281
Total Revenue	20,539,218	20,286,590	18,481,149	2,373,334

Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at November 30 are as follows:

	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Amounts expected to be recognized as revenue:
Within one year	3,300,000	-	-	-
After one year	3,575,000	-	-	-
Total	6,875,000	-	-	-

Schedule of Total Operating Revenue

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended November 30,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Customer A	3,300,000	16%	-	-%	-	-	-%
Total	3,300,000	16%	-	-%	-	-	-%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of		As of		As of
	November 30,		November 30,		November 30,
	2024	2024	2025	2025	2025	2025
	HK$	%	HK$	%	US$	%
Customer B	3,725,000	44%	-	-%	-	-%
Total	3,725,000	44%	-	-%	-	-%